Income taxes - Reconciliation of effective tax rate (Details) - RUB (₽) ₽ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Income taxes
Profit before income tax	₽ 5,235,995	₽ 6,867,605	₽ 2,571,597
Income tax at 20% tax rate	(1,047,199)	(1,373,521)	(514,319)
Effect of tax rates in foreign jurisdictions	212	2,920	3,878
Withholding tax on intra-group dividends	(34,671)	(14,643)	(15,771)
Reversal of provision for uncertain income tax positions	112,129	221,700	92,012
Non-taxable gain on remeasurement of previously held interest in equity accounted investees		44,662
Unrecognized deferred tax asset	(144,368)	(101,829)	(134,495)
Non-deductible expenses related to LTIPs	(112,566)	(56,662)	(52,465)
Non-deductible expenses related to goodwill impairment	(131,406)
Non-deductible expenses related to impairment of equity-accounted investees	43,626
Effect of tax exemption in subsidiary	(49,312)	(43,008)
Other net non-deductible expense	(93,694)	(54,453)	(64,612)
Total income tax expense	₽ (1,544,501)	₽ (1,374,834)	₽ (685,772)
Applicable tax rate	20.00%	20.00%	20.00%	20.00%